15. Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [abstract]
Schedule of inventories
15.	Inventories
	12.31.2020	12.31.2019
Crude oil	2,242	3,905
Oil products	1,925	2,274
Intermediate products	396	586
Natural gas and Liquefied Natural Gas (LNG)	122	173
Biofuels	30	28
Fertilizers	8	28
Total products	4,723	6,994
Materials, supplies and others	954	1,195
Total	5,677	8,189